Note 14 - Other Financial Assets	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of other assets [text block]
14.
OTHER FINANCIAL ASSETS

As at
December
31,
2019,
other financial assets consists of the Company’s investment in marketable securities and foreign exchange derivatives comprised of the following:

	December 31, 2019	December 31, 2018
First Mining Gold Corp. (TSX: FF)	$3,010	$2,753
Sprott Physical Silver Trust (NYSE: PSLV)	2,616	2,236
FVTPL marketable securities	$5,626	$4,989
FVTOCI marketable securities	880	1,431
Total marketable securities	$6,506	$6,420
Silver future derivatives	—	2,038
Foreign exchange derivatives	982	—
Total other financial assets	$7,488	$8,458

(a)	Marketable Securities

Changes in fair value of marketable securities designated as fair value through profit or loss ("FVTPL") for the year ended
December
31,
2019
totalling
$0.5
million (
2018
-
$4.7
million) are recorded through profit or loss.

Changes in fair value of marketable securities designated as fair value through other comprehensive income ("FVTOCI") for the year ended
December 31, 2019
was
$0.3
million (
2018
-
$0.5
million) and was recorded through other comprehensive income and will not
be transferred into profit or loss upon disposition or impairment.

(b)	Silver Future Derivatives

As at
December
31,
2019,
the Company did
not
carry any position in silver future contracts (
December 31, 2018 ‐
$2.0
million). For the year ended
December 31, 2019,
the Company recognized a
$1.2
million net gain on its investment in silver future derivatives (
2018
- gain of
$0.3
million).

(c)	Foreign Exchange Derivatives

The Company uses various foreign exchange derivatives to manage its foreign exchange exposures. As at
December
31,
2019,
the Company held foreign exchange options to purchase Mexican pesos with notional value of
$26.0
million at an average exercise MXN:USD rate of
19.75
with expiry dates from
January
to
April 2020,
and foreign exchange swaps to purchase Mexican pesos with notional value of
$1.0
million at MXN:USD rate of
19.50.
During the year ended
December 31, 2019,
the Company recognized a foreign exchange gain of
$3.0
 million on foreign exchange derivatives.